SHARE BASED PAYMENTS (Details Narrative)																									3 Months Ended							6 Months Ended	9 Months Ended		12 Months Ended
	May 26, 2025 USD ($) $ / shares shares	May 26, 2025 $ / shares $ / shares	May 06, 2025 shares	Mar. 31, 2025 $ / shares shares		Mar. 04, 2025 shares	Feb. 25, 2025 shares	Dec. 27, 2024 shares	Dec. 23, 2024 USD ($) $ / shares shares	Dec. 23, 2024 USD ($) $ / shares $ / shares	Oct. 09, 2024 USD ($) $ / shares shares	Oct. 09, 2024 $ / shares $ / shares	Sep. 13, 2024 USD ($) shares	Jul. 03, 2024 USD ($) $ / shares shares	Jul. 03, 2024 USD ($) $ / shares $ / shares	Jun. 20, 2024 USD ($) shares	Jun. 20, 2024 CAD ($) shares	Apr. 15, 2024 USD ($) $ / shares shares	Apr. 15, 2024 USD ($) $ / shares $ / shares	Dec. 15, 2023 $ / shares shares	Dec. 15, 2023 $ / shares $ / shares shares	Nov. 15, 2023 USD ($) shares	Apr. 28, 2023 $ / shares shares	Apr. 28, 2023 $ / shares $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares		Mar. 31, 2025 $ / shares shares		Jun. 30, 2024 shares	Mar. 31, 2024 $ / shares shares		Jun. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 shares	Sep. 30, 2024 shares	Oct. 09, 2025 shares	Mar. 31, 2025 USD ($) $ / shares shares		Mar. 31, 2024 $ / shares shares		Mar. 31, 2023 $ / shares shares		Jun. 30, 2025 $ / shares shares	May 26, 2025 $ / shares	Apr. 28, 2025 $ / shares	Apr. 28, 2025 $ / shares	Mar. 31, 2025 $ / shares shares	Jan. 09, 2025 $ / shares	Jan. 09, 2025 $ / shares	Dec. 23, 2024 $ / shares	Oct. 09, 2024 $ / shares	Jul. 03, 2024 $ / shares	Apr. 15, 2024 $ / shares	Mar. 31, 2024 $ / shares shares	Dec. 15, 2023 $ / shares	Apr. 28, 2023 $ / shares	Mar. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Subordinate voting shares percentage																									25.00%											25.00%
Stock option, shares				770,884																					792,908		770,884			542,334		792,908				770,884		542,334		258,516		792,908				770,884							542,334			258,516
Exercise price | (per share)				$ 20.94	[1]																						$ 20.94	[1]		$ 22.32	[1]					$ 20.94	[1]	$ 22.32	[1]	$ 15.08	[1]					$ 30.10							$ 32.09			$ 21.68
Number of stock options, granted																									602,487		158,235		111,191	70,925		4,592,428	3,913,694	6,518,044		364,099		370,365
Share-based payment award, award vesting rights description									33.33% of the stock options vested on the grant date and 33.33% will vest every 6 months after the grant date.											33.33% vested on December 30, 2024, and 33.33% every 6 months thereafter.	33.33% vested on December 30, 2024, and 33.33% every 6 months thereafter.
Share price at revaluation date | (per share)																																												$ 8.64	$ 12.00		$ 29.55	$ 42.39
Issuance of shares granted																													262,749							675,250		473,109
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option, shares				770,884																					792,908		770,884			542,334		792,908				770,884		542,334				792,908				770,884							542,334
Exercise price | (per share)				$ 22.07	[2]																				$ 21.49	[2]	$ 22.07	[2]		$ 23.53	[2]	$ 21.49 [2]				$ 22.07	[2]	$ 23.53	[2]			$ 29.32				$ 30.10							$ 32.09
Number of stock options, granted																									33,334											364,099
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, granted				6,173		80,247	9,259	12,346					74,074	359,817											344,431		29,948		36,895			3,049,516	2,621,935	127,400
Share-based payment award, award expiration year													10 years	10 years
Share-based payment award, award vesting rights description													vesting 24,691 within one year of the grant date and 8.33% every three months afterwards.	33.33% within one year of the grant date and 33.33% every year thereafter.
Share-based payments for stock options granted | $													$ 18,617												$ 3,584											$ 439,973
Recognized share-based payments for stock options granted | $																									$ 230,793
Derecognized share-based payments | $																																				$ 163,211
Cancelled restricted stock units											5,926
Original fair value of RSUs | $											$ 12,717
Issuance of shares granted
Restricted stock granted																									685,373
Restricted share unit fair value | $																																$ 4,025,461				$ 3,911,823
Restricted Stock Units (RSUs) [Member] | December 23, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock granted																																				296,296
Restricted Stock Units (RSUs) [Member] | September 13, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Recognized share-based payments for stock options granted | $																																				$ 439,973
Restricted stock granted																																				74,074
Restricted Stock Units (RSUs) [Member] | July 3, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Recognized share-based payments for stock options granted | $																																				$ 2,609,543
Restricted stock granted																																				359,817
Restricted Stock Units (RSUs) [Member] | April 15, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Recognized share-based payments for stock options granted | $																																				$ 29,948
Restricted stock granted																																				1,852
Restricted Stock Units (RSUs) [Member] | November 15, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock granted																																						5,556
Employees and Independent Contractors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | (per share)	$ 9.21	$ 9.21							$ 21.22	$ 21.22				$ 21.33	$ 21.33			$ 24.82	$ 24.82	$ 26.72	$ 26.72																												$ 30.51		$ 29.10	$ 33.86		$ 36.45
Stock option fair value | $									$ 792,184					$ 1,376,157				$ 72,423
Number of stock options, granted									49,444					85,682				4,260		347,952	347,952
Share-based payment award, award expiration year									5 years					5 years				5 years		5 years	5 years
Share-based payment award, award vesting rights description									25% vesting on the date that is one (1) year from the vesting start date and 6.25% every subsequent quarter.					25% vesting on the date that is one (1) year from the vesting start date and 6.25% every subsequent quarter.				25% vesting on the date that is one (1) year from the vesting start date and 6.25% every subsequent quarter.		based on previous commitments, and 6.25% every subsequent quarter.	based on previous commitments, and 6.25% every subsequent quarter.
Stock option fair value recognized | $									$ 269,359	$ 269,359				$ 629,973	$ 629,973			$ 34,349	$ 34,349
Share price at revaluation date | (per share)	$ 9.21	$ 9.21							$ 21.20	$ 21.20				$ 21.19	$ 21.19			$ 22.36	$ 22.36																								$ 12.57						30.51		28.89	30.78
Risk-free interest rate	2.92%								3.04%					3.57%				3.77%
Expected life	5 years								5 years					5 years				5 years
Expected volatility	123.90%								100.00%					100.00%				100.00%
Expected forfeitures	0.00%								0.00%					0.00%				0.00%
Expected dividends
Revaluation date fair value per option | (per share)	$ 7.74	$ 10.63							$ 16.02	$ 23.06				$ 16.04	$ 21.87			$ 16.81	$ 23.13
Share-based payments for stock options granted | $																									$ 79,337
Stock options are vested on the grant date																				173,186	173,186
Employees and Independent Contractors [Member] | December 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payments for stock options granted | $																									53,412
Employees and Independent Contractors [Member] | April 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payments for stock options granted | $																									$ 3,522
Employees and Independent Contractors [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | (per share)									$ 22.36	$ 22.36				$ 20.24	$ 20.24			$ 23.55	$ 23.55																														30.51		29.10	33.86
Number of stock options, granted									49,444					85,682				4,260
Share-based payment award, award expiration year									5 years
Share-based payment award, award vesting rights description									25% vesting on the date that is one (1) year from the vesting start date and 6.25% every subsequent quarter.
Employees and Independent Contractors [Member] | Canadian Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	2.92%								3.04%					3.57%				3.77%
Expected life	5 years								5 years					5 years
Expected volatility	123.90%								100.00%					100.00%				100.00%
Expected forfeitures	0.00%								0.00%					0.00%				0.00%
Expected dividends
Strategic Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option, shares				219,723																					252,440		219,723					252,440				219,723						252,440				219,723
Exercise price | (per share)									$ 22.36	$ 22.36				$ 20.10	$ 20.10			$ 21.42	21.42	$ 25.35	$ 25.35		$ 30.99	$ 30.99																									30.51		28.89	30.80		36.45	$ 44.55
Stock option fair value | $									$ 1,141,535					$ 870,657
Number of stock options, granted									86,852					74,073				7,427		18,716	18,716		3,704	3,704	33,334
Share-based payment award, award expiration year									5 years					5 years				5 years		5 years	5 years		5 years	5 years
Share-based payment award, award vesting rights description									33.33% of the stock options vested on the grant date and 33.33% will vest every 6 months after the grant date.					33.33% stock options vested on the grant date and 33.33% will vest every 6 months after the grant date.				Of these, 1,859 vested on the grant date, 555 on May 1, 2024, and 555 at the beginning of every calendar month thereafter. The remaining 21 stock options will vest 33.33% every 6 months after the grant date.					1,852 vesting 6 months after the grant date and 1,852 vesting 12 months after the grant date.	1,852 vesting 6 months after the grant date and 1,852 vesting 12 months after the grant date.
Stock option fair value recognized | $									$ 602,371	$ 602,371				$ 912,939	$ 912,939
Share price at revaluation date | (per share)									$ 16.16	$ 16.16				$ 16.17	$ 16.17			$ 16.17	$ 16.17				$ 16.17	$ 16.17																									23.25		$ 23.25	23.25			$ 23.25
Risk-free interest rate									2.61%					2.47%				2.47%					2.47%	2.47%
Expected life									5 years					5 years				4 years 3 months 18 days					3 years 1 month 6 days	3 years 1 month 6 days
Expected volatility									122.00%					121.60%				121.60%					121.60%	121.60%
Expected forfeitures									0.00%					0.00%				0.00%					0.00%	0.00%
Expected dividends
Revaluation date fair value per option | (per share)									$ 13.14	$ 18.91				$ 11.75	$ 16.90			$ 12.20	$ 17.54				$ 10.19	$ 14.65
Share-based payments for stock options granted | $																									$ 66,680											$ 93,938
Derecognized share-based payments | $																									$ 218,531
Strategic Consultants [Member] | December 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Derecognized share-based payments | $																																				16,979
Strategic Consultants [Member] | April 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Derecognized share-based payments | $																																				30,631
Strategic Consultants [Member] | November 15, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Derecognized share-based payments | $																						$ 68,175
Strategic Consultants [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | (per share)									$ 21.22	$ 21.22																																							30.51
Number of stock options, granted									59,259
Strategic Consultants [Member] | Canadian Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate									2.61%					2.47%				2.47%					2.47%	2.47%
Expected life									5 years					5 years				4 years 3 months 18 days					3 years 1 month 6 days	3 years 1 month 6 days
Expected volatility									121.60%					121.60%				121.60%					121.60%	121.60%
Expected forfeitures									0.00%					0.00%				0.00%					0.00%	0.00%
Expected dividends
Strategic Consultants [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, granted									296,296					1,852				1,852				5,556
Share-based payment award, award expiration year									10 years									10 years				10 years
Share-based payment award, award vesting rights description									where 89,506 vested on the grant date, 46,297 will vest in July 2025, 46,297 will vest in July 2026, 1,850 will vest monthly for 48 months, 12,345 will vest 50% every 6 months after the grant date, 7,408 will vest 33.33% after 1 year of the grant date and 33,33% every year afterwards, and 92,593 will vest according to the completion of specific milestones.													vesting 33.33% on the grant date, 33.33% on December 28, 2023, and 33.33% on March 28, 2024.
Vesting percentage																		100.00%
Restricted stock granted																									33,333
Strategic Consultants [Member] | Restricted Stock Units (RSUs) [Member] | December 23, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Recognized share-based payments for stock options granted | $																																				$ 2,621,935
Strategic Consultants One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | (per share)									$ 21.22	$ 21.22																																							$ 30.51
Number of stock options, granted																																				27,593
Share-based payment award, award expiration year									5 years
Share-based payment award, award vesting rights description									25% vests on the date that is one (1) year from the Vesting Start Date and 6.25% vests at the end of each full quarter thereafter.
Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | (per share)											$ 9.95	$ 9.95																																						$ 14.31
Stock option fair value | $											$ 420,029
Number of stock options, granted																																			56,361
Share-based payment award, award vesting rights description											100% vested on the grant date.
Share price at revaluation date | $ / shares											$ 10.45	$ 10.45
Risk-free interest rate											3.07%
Expected life											4 years 2 months 12 days
Expected volatility											100.00%
Expected forfeitures											0.00%
Expected dividends
Revaluation date fair value per option | (per share)											$ 7.45	$ 10.20
Share-based payment award, award expiration term											December 2028
Employee [Member] | Canadian Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price at revaluation date | $ / shares																																																		$ 14.31
Risk-free interest rate											3.07%
Expected life											4 years 2 months 12 days
Expected volatility											100.00%
Expected forfeitures											0.00%
Expected dividends
Employees and Strategic Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | (per share)																				$ 25.35	$ 25.35																																	36.45
Number of stock options, granted																				347,952	347,952
Share-based payment award, award expiration year																				5 years	5 years
Share-based payment award, award vesting rights description																				based on previous commitments, and 6.25% every subsequent quarter.	based on previous commitments, and 6.25% every subsequent quarter.
Share price at revaluation date | (per share)																				$ 16.17	$ 16.17																																	$ 23.25
Risk-free interest rate																				2.47%	2.47%
Expected life																				3 years 8 months 12 days	3 years 8 months 12 days
Expected volatility																				121.60%	121.60%
Expected forfeitures																				0.00%	0.00%
Expected dividends
Revaluation date fair value per option | (per share)																				$ 11.53	$ 16.57
Stock options are vested on the grant date																				173,186	173,186
Recognized share-based payments for stock options granted | $																																				$ 722,860
Employees and Strategic Consultants [Member] | Canadian Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate																				2.47%	2.47%
Expected life																				3 years 8 months 12 days	3 years 8 months 12 days
Expected volatility																				121.60%	121.60%
Expected forfeitures																				0.00%	0.00%
Expected dividends
Directors [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, granted														16,668																										18,519
Share-based payment award, award expiration year																																								10 years
Share-based payment award, award vesting rights description																																								vest 1/3 on the first anniversary of the Listing and 1/3 each subsequent anniversary thereafter (Note 8).
Employees [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, granted														341,297
Strategic Investors [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option fair value																$ 69,560	$ 100,000
Number of stock options, granted																37,037	37,037
Share-based payment award, award expiration year																10 years	10 years
Shares																370	370
Financial Consultant E [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, granted	16,667
Financial Consultant F [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, granted	16,667
Financial Consultant E And F [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares																																											$ 12.57
Stock option fair value | $	$ 258,056
Share-based payment award, award expiration year	5 years
Consultants L [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, granted																		7,407
Other Strategic Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | (per share)																		$ 22.58	$ 22.58																																	$ 30.80
Number of stock options, granted																		20
Share-based payment award, award expiration year																		5 years
Share-based payment award, award vesting rights description																		Of these, 1,859 vested on the grant date, 555 on May 1, 2024, and 555 at the beginning of every calendar month thereafter. The remaining 21 stock options will vest 33.33% every 6 months after the grant date.
Other Strategic Consultants [Member] | April 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payments for stock options granted | $																									$ 522
Consultants B [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, granted									46,296
Consultants B [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment award, award expiration year	5 years
Recognized share-based payments for stock options granted | $	$ 344,431
Issuance of shares granted			33,333
Inactive Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option, shares				27,954																					11,310		27,954					11,310				27,954						11,310				27,954
Exercise price | (per share)				$ 23.12																					$ 24.84		$ 23.12					$ 24.84				$ 23.12						$ 33.89				$ 33.24
Stock option fair value | $																									$ 123,057											$ 274,005
Employee Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option, shares				56,360																							56,360									56,360										56,360
Exercise price | (per share)				$ 25.35																							$ 25.35									$ 25.35										$ 36.45
Stock option fair value | $																																				$ 1,142,294

[1]	Converted at balance sheet rate.
[2]	Converted at balance sheet rate.